Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Dec. 31, 2018
Other commitments
Maturity less than 1 year	SFr 33,983	SFr 32,298
Maturity greater than 1 year	93,576	89,536
Total gross amount	127,559	121,834
Total net amount	122,278	117,567
Collateral received	64,589	60,839
Unused revocable credit limits	121,484	113,580
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,015	5,056
Maturity greater than 1 year	167	182
Total gross amount	4,182	5,238
Total net amount	4,097	5,077
Collateral received	2,926	3,651
Loan commitments
Other commitments
Maturity less than 1 year	29,424	26,882
Maturity greater than 1 year	93,285	89,191
Total gross amount	122,709	116,073
Total net amount	117,513	111,967
Collateral received	61,530	57,153
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	133	31
Maturity greater than 1 year	0	0
Total gross amount	133	31
Total net amount	133	31
Collateral received	133	31
Other commitments
Other commitments
Maturity less than 1 year	411	329
Maturity greater than 1 year	124	163
Total gross amount	535	492
Total net amount	535	492
Collateral received	0	4
Bank
Other commitments
Maturity less than 1 year	33,983	32,298
Maturity greater than 1 year	93,576	89,536
Total gross amount	127,559	121,834
Total net amount	122,278	117,567
Collateral received	64,589	60,839
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,015	5,056
Maturity greater than 1 year	167	182
Total gross amount	4,182	5,238
Total net amount	4,097	5,077
Collateral received	2,926	3,651
Bank | Loan commitments
Other commitments
Maturity less than 1 year	29,424	26,882
Maturity greater than 1 year	93,285	89,191
Total gross amount	122,709	116,073
Total net amount	117,513	111,967
Collateral received	61,530	57,153
Unused revocable credit limits	121,485	113,593
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	133	31
Maturity greater than 1 year	0	0
Total gross amount	133	31
Total net amount	133	31
Collateral received	133	31
Bank | Other commitments
Other commitments
Maturity less than 1 year	411	329
Maturity greater than 1 year	124	163
Total gross amount	535	492
Total net amount	535	492
Collateral received	SFr 0	SFr 4